Property, Plant and Equipment - Net - Summary of Property,Plant And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Cost	$ 1,043,748	$ 257,908
Less: Accumulated depreciation	140,450	57,537
Property, plant and equipment, net	903,298	200,371
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Cost	214,431	143,465
Less: Accumulated depreciation	0	0
Plant And Building [Member]
Property Plant And Equipment [Line Items]
Cost	273,682	29,963
Less: Accumulated depreciation	20,474	13,200
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Cost	327,315	63,675
Less: Accumulated depreciation	81,832	32,398
Motor vehicles [Member]
Property Plant And Equipment [Line Items]
Cost	4,804	1,830
Less: Accumulated depreciation	1,513	1,184
Office Equipment And Furniture [Member]
Property Plant And Equipment [Line Items]
Cost	13,425	3,343
Less: Accumulated depreciation	3,251	1,823
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Cost	210,091	15,632
Less: Accumulated depreciation	$ 33,380	$ 8,932